Operating Leases - Future minimum payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 1,032
2020	1,032
2021	1,032
2022	1,072
2023	1,422
Thereafter	199,024
Total	$ 204,614